Revenue - Summary of Revenue Disaggregated by Geographical Region (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 17,316	$ 12,766
China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,804	4,643
Japan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,216	1,437
South Korea
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,178	1,354
India
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,306	556
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,169	894
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,727	1,404
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	857	839
Latin America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	192	116
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	428	731
Finland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	278	182
Spain
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	271	123
Slovakia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	150	72
Belgium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	134	136
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 606	$ 279